Discontinued Operations – Assets Held for Sale (Details) $ in Millions		9 Months Ended	12 Months Ended
	Oct. 03, 2024 EUR (€)	Sep. 30, 2024	Dec. 31, 2023 USD ($)	Oct. 03, 2024 USD ($)
Discontinued Operations – Assets Held for Sale [Abstract]
Recognized amount			$ 11.8
Ownership vehicle (in Euro) | €	€ 1
Disposal group including discontinued operation debt and payables				$ 115.0
Disposal group including discontinued operation improved shareholders equity				$ 59.0
Percentage of revenues		98.00%